Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		1.10%	0.60%
Rate of price inflation (in percent)		2.19%	1.29%
Rate of nominal increase in future compensation levels (in percent)		2.42%	1.79%
Rate of nominal increase for pensions in payment (in percent)		2.10%	1.19%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.3	21.2
For a female aged 65 at measurement date		23.5	23.5
For a male aged 45 at measurement date		22.6	22.5
For a female aged 45 at measurement date		24.6	24.6
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		1.86%	1.26%
Rate of price inflation (in percent)		3.73%	3.22%
Rate of nominal increase in future compensation levels (in percent)		4.23%	3.72%
Rate of nominal increase for pensions in payment (in percent)		3.49%	3.08%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.5	23.5
For a female aged 65 at measurement date		25.1	25.0
For a male aged 45 at measurement date		24.6	24.5
For a female aged 45 at measurement date		26.5	26.4
US [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)	[1]	2.73%	2.31%
Rate of price inflation (in percent)	[1]	2.30%	2.10%
Rate of nominal increase in future compensation levels (in percent)	[1]	2.40%	2.20%
Rate of nominal increase for pensions in payment (in percent)	[1]	2.30%	2.10%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	21.9	21.8
For a female aged 65 at measurement date	[1]	23.3	23.2
For a male aged 45 at measurement date	[1]	23.3	23.2
For a female aged 45 at measurement date	[1]	24.7	24.5
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		1.92%	1.51%
Rate of price inflation (in percent)		1.88%	1.54%
Rate of nominal increase in future compensation levels (in percent)		2.69%	2.57%
Rate of nominal increase for pensions in payment (in percent)		1.05%	0.86%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		22.0	22.0
For a female aged 65 at measurement date		24.0	24.2
For a male aged 45 at measurement date		23.4	23.3
For a female aged 45 at measurement date		25.4	25.6

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield